Long-Term Indebtedness (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Long-Term Indebtedness

Long-term indebtedness as of March 31, 2012 and 2013 consists of the followings:

	Millions of Yen
	2012	2013
Bonds:
1.39%, straight bonds, payable in yen, due March 2014	¥50,000	¥50,000
2.08%, straight bonds, payable in yen, due March 2019	15,000	15,000
0.57%, straight bonds, payable in yen, due June 2015	40,000	40,000
0.88%, straight bonds, payable in yen, due June 2017	20,000	20,000
6.75%, straight bonds, payable in yen, due December 2025 issued by a consolidated subsidiary	2,411	2,764
7.30%, straight bonds, payable in yen, due November 2027 issued by a consolidated subsidiary	1,921	2,202
1.47%, straight bonds, payable in yen, due April 2014 issued by a consolidated subsidiary	35,000	35,000
0.61%, straight bonds, payable in yen, due January 2014 issued by a consolidated subsidiary	20,000	20,000
0.61%, straight bonds, payable in yen, due May 2015 issued by a consolidated subsidiary	20,000	20,000
0.35%, straight bonds, payable in yen, due November 2017 issued by a consolidated subsidiary	—	20,000

Total bonds	204,332	224,966

Unsecured loans-
Banks and insurance companies,
weighted average interest rate	0.95%	0.88%
due 2019	379,135	372,318

Secured loans-
Banks, insurance companies and other financial institution,
weighted average interest rate	0.01%	0.00%
due 2014	447	222

Long-term indebtedness caused by lease transactions (see Note 4)	45,174	38,103

Capital lease obligations (see Note 8)	1,507	1,952

Total	630,595	637,561
Less - Current maturities included in current liabilities	(105,160)	(161,180)

	¥525,435	¥476,381

Summary Of Aggregate Annual Maturities Of Long-Term Indebtedness

The aggregate annual maturities of long-term indebtedness outstanding at March 31, 2013 are as follows:

Years ending March 31	Millions of Yen
2014	¥161,180
2015	160,807
2016	112,829
2017	76,971
2018	82,094
2019 and thereafter	43,680

Total	¥637,561